FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis net exposure (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Percentage of risk deterioration for scenario one	25.00%
Percentage of risk deterioration for scenario two	50.00%
Probable
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	R$ (1,332)
Net exposure in us dollars hedge short position	216
Net exposure in hedge CDI position	9,901
Total net exposure in each scenario	8,785
Probable | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	95,195
Probable | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(116,929)
Probable | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	20,402
Probable | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	1,280,294
Probable | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(1,391,527)
Probable | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	111,449
Probable | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	51,003
Probable | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(51,003)
Probable | Hedge (assets position), Derivatives (depreciation risk US$) in OPex em US$
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	2,823
Probable | Opex (appreciation risk US$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(2,823)
Probable | Hedge US $ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	86,137
Probable | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(76,236)
25% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(1,664)
Net exposure in us dollars hedge short position	270
Net exposure in hedge CDI position	25,795
Total net exposure in each scenario	24,401
Net effect on changes in current fair value	15,616
25% depreciation | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	118,994
25% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(146,161)
25% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	25,503
25% depreciation | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	1,600,368
25% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(1,739,409)
25% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	139,311
25% depreciation | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	61,436
25% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(61,436)
25% depreciation | Hedge (assets position), Derivatives (depreciation risk US$) in OPex em US$
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	3,529
25% depreciation | Opex (appreciation risk US$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(3,529)
25% depreciation | Hedge US $ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	101,998
25% depreciation | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(76,203)
50% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(1,996)
Net exposure in us dollars hedge short position	324
Net exposure in hedge CDI position	40,434
Total net exposure in each scenario	38,762
Net effect on changes in current fair value	29,977
50% depreciation | Hedge (assets position) derivatives depreciation risk in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	142,793
50% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(175,393)
50% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	30,604
50% depreciation | Hedge (assets position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	1,920,441
50% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(2,087,291)
50% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	167,174
50% depreciation | Hedge (assets position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	36,046
50% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(36,046)
50% depreciation | Hedge (assets position), Derivatives (depreciation risk US$) in OPex em US$
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	4,411
50% depreciation | Opex (appreciation risk US$)
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(4,411)
50% depreciation | Hedge US $ and Euro (liabilities position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	117,558
50% depreciation | Hedge IPCA (liabilities position) derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	R$ (77,124)